UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06073

Cash Management Portfolio
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2014 (Unaudited)

Cash Management Portfolio
	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 10.9%
Banco del Estado de Chile:
0.26%, 5/14/2014	15,300,000	15,300,000
0.26%, 5/15/2014	50,000,000	50,000,000
0.27%, 7/10/2014	32,000,000	32,000,000
Bank of America NA, 0.19%, 5/1/2014	105,000,000	105,000,000
Bank of Nova Scotia, 0.24%, 7/7/2014	145,000,000	145,000,000
DNB Bank ASA:
0.17%, 4/4/2014	129,000,000	129,000,000
0.21%, 5/27/2014	125,000,000	125,000,000
0.22%, 7/7/2014	60,000,000	60,000,000
0.225%, 7/16/2014	114,000,000	114,000,000
DZ Bank AG, 0.25%, 9/10/2014	120,500,000	120,500,000
Fortis Bank SA:
0.175%, 4/1/2014	180,000,000	180,000,000
0.235%, 5/16/2014	136,600,000	136,600,853
International Business Machines Corp., 1.25%, 5/12/2014	35,000,000	35,038,364
Kreditanstalt Fuer Wiederaufbau, 0.22%, 4/11/2014	82,000,000	81,999,176
Mizuho Bank Ltd.:
0.2%, 6/13/2014	150,000,000	150,000,000
0.21%, 4/1/2014	58,000,000	58,000,000
0.21%, 4/15/2014	44,000,000	44,000,000
Nordea Bank Finland PLC, 0.21%, 7/7/2014	101,000,000	101,000,000
Norinchukin Bank, 0.22%, 4/22/2014	35,000,000	35,000,000
Province of Ontario Canada, 2.95%, 2/5/2015	3,030,000	3,098,592
Rabobank Nederland NV:
0.245%, 6/12/2014	140,000,000	140,000,000
0.27%, 10/3/2014	65,000,000	65,000,000
Skandinaviska Enskilda Banken AB:
0.2%, 6/30/2014	33,000,000	32,999,587
0.275%, 5/8/2014	100,000,000	99,999,487
Sumitomo Mitsui Banking Corp., 0.21%, 4/28/2014	500,000	500,000
Wells Fargo Bank NA, 0.2%, 5/27/2014	38,000,000	38,000,000

Total Certificates of Deposit and Bank Notes (Cost $2,097,036,059)		2,097,036,059
Commercial Paper 41.0%
Issued at Discount ** 30.5%
Albion Capital Corp. SA, 0.17%, 4/28/2014	74,740,000	74,730,471
Alpine Securitzation, 144A, 0.12%, 4/9/2014	33,000,000	32,999,120
Antalis U.S. Funding Corp.:
144A, 0.1%, 4/3/2014	20,400,000	20,399,887
144A, 0.1%, 4/4/2014	33,900,000	33,899,717
144A, 0.17%, 4/9/2014	39,000,000	38,998,527
144A, 0.18%, 4/14/2014	36,994,000	36,991,595
Autobahn Funding Co., LLC:
144A, 0.15%, 4/1/2014	16,899,000	16,899,000
144A, 0.18%, 4/2/2014	27,000,000	26,999,865
Bank Nederlandse Gemeenten:
0.22%, 4/22/2014	150,000,000	149,980,750
0.22%, 6/17/2014	150,000,000	149,929,417
Barclays Bank PLC, 0.14%, 4/21/2014	142,500,000	142,488,917
Bedford Row Funding Corp.:
144A, 0.26%, 7/25/2014	23,000,000	22,980,897
144A, 0.3%, 4/22/2014	35,000,000	34,993,875
144A, 0.31%, 10/27/2014	77,000,000	76,861,421
144A, 0.32%, 12/17/2014	35,500,000	35,417,956
BNZ International Funding Ltd.:
144A, 0.16%, 6/5/2014	37,940,000	37,929,040
144A, 0.23%, 5/14/2014	90,000,000	89,975,275
Caisse des Depots et Consignations:
144A, 0.17%, 5/6/2014	100,000,000	99,983,472
144A, 0.17%, 5/13/2014	50,000,000	49,990,083
144A, 0.18%, 5/27/2014	185,000,000	184,948,200
144A, 0.2%, 6/24/2014	21,000,000	20,990,200
Catholic Health Initiatives, 0.15%, 6/11/2014	17,150,000	17,144,926
Collateralized Commercial Paper II Co., LLC:
144A, 0.219%, 5/29/2014	132,500,000	132,453,036
144A, 0.22%, 6/6/2014	75,000,000	74,969,750
144A, 0.22%, 6/18/2014	100,000,000	99,952,333
Commonwealth Bank of Australia, 144A, 0.22%, 5/6/2014	50,000,000	49,989,306
CPPIB Capital, Inc.:
0.3%, 2/11/2015	21,000,000	20,944,700
0.3%, 2/17/2015	10,000,000	9,973,167
0.3%, 2/27/2015	10,000,000	9,972,333
DBS Bank Ltd.:
144A, 0.235%, 9/10/2014	160,000,000	159,830,800
144A, 0.245%, 4/21/2014	85,000,000	84,988,431
Dexia Credit Local:
0.27%, 8/25/2014	24,000,000	23,973,720
0.325%, 8/18/2014	100,000,000	99,874,514
0.325%, 8/19/2014	50,000,000	49,936,806
DNB Bank ASA:
0.17%, 4/9/2014	75,000,000	74,997,167
0.22%, 5/2/2014	40,000,000	39,992,422
0.22%, 5/7/2014	123,500,000	123,472,830
0.225%, 7/30/2014	100,000,000	99,925,000
0.235%, 9/8/2014	157,000,000	156,836,022
Erste Abwicklungsanstalt:
144A, 0.15%, 4/7/2014	75,000,000	74,998,125
144A, 0.15%, 4/16/2014	70,000,000	69,995,479
144A, 0.15%, 5/28/2014	22,014,000	22,008,772
0.16%, 5/12/2014	44,991,000	44,982,802
144A, 0.17%, 4/24/2014	43,000,000	42,995,330
144A, 0.17%, 5/5/2014	60,000,000	59,990,367
144A, 0.17%, 6/16/2014	44,639,000	44,622,980
0.21%, 4/9/2014	70,000,000	69,996,733
General Electric Capital Corp., 0.2%, 9/3/2014	52,000,000	51,955,222
Gotham Funding Corp.:
144A, 0.155%, 4/10/2014	49,125,000	49,123,096
144A, 0.155%, 4/15/2014	44,130,000	44,127,340
144A, 0.19%, 5/9/2014	47,425,000	47,415,489
Hannover Funding Co., LLC, 0.179%, 5/13/2014	15,000,000	14,996,850
Illinois Tool Works, Inc., 0.09%, 4/1/2014	12,608,000	12,608,000
Johnson & Johnson, 144A, 0.07%, 4/21/2014	37,500,000	37,498,542
Kells Funding LLC:
144A, 0.17%, 4/2/2014	45,000,000	44,999,787
144A, 0.2%, 7/11/2014	50,000,000	49,971,944
144A, 0.22%, 9/19/2014	85,000,000	84,911,175
144A, 0.25%, 8/12/2014	51,700,000	51,652,249
Kreditanstalt Fuer Wiederaufbau, 144A, 0.12%, 4/4/2014	110,180,000	110,178,898
LMA Americas LLC:
144A, 0.16%, 4/11/2014	49,500,000	49,497,800
144A, 0.16%, 5/2/2014	40,000,000	39,994,489
Macquarie Bank Ltd., 144A, 0.22%, 6/17/2014	45,000,000	44,978,344
Manhattan Asset Funding Co., LLC, 144A, 0.15%, 4/16/2014	20,000,000	19,998,750
Matchpoint Master Trust, 0.21%, 5/2/2014	36,037,000	36,030,483
Merck & Co., Inc., 0.08%, 5/29/2014	50,000,000	49,993,556
MetLife Short Term Funding LLC:
144A, 0.14%, 6/30/2014	3,750,000	3,748,687
144A, 0.19%, 6/23/2014	36,000,000	35,984,230
144A, 0.2%, 8/6/2014	24,000,000	23,983,067
144A, 0.21%, 6/2/2014	14,900,000	14,894,611
144A, 0.22%, 9/15/2014	21,472,000	21,450,087
Nestle Capital Corp., 144A, 0.13%, 4/3/2014	2,484,000	2,483,982
New York Life Capital Corp., 144A, 0.12%, 6/5/2014	7,890,000	7,888,290
Nordea Bank AB, 0.205%, 6/9/2014	82,000,000	81,967,781
NRW.Bank, 0.105%, 4/9/2014	15,000,000	14,999,650
Old Line Funding LLC:
144A, 0.22%, 9/10/2014	76,000,000	75,924,760
144A, 0.23%, 6/5/2014	32,785,000	32,771,385
Oversea-Chinese Banking Corp., Ltd, 0.18%, 6/3/2014	701,000	700,779
PepsiCo, Inc.:
0.09%, 4/1/2014	70,000,000	70,000,000
0.09%, 4/29/2014	37,600,000	37,597,368
0.09%, 5/12/2014	100,000,000	99,989,750
0.09%, 5/27/2014	100,000,000	99,986,000
Philip Morris International, Inc., 144A, 0.14%, 5/14/2014	40,000,000	39,993,311
Procter & Gamble Co.:
0.1%, 4/22/2014	50,000,000	49,997,083
0.1%, 6/2/2014	29,000,000	28,995,006
0.1%, 6/25/2014	25,000,000	24,994,097
Province of Ontario Canada:
0.09%, 4/9/2014	1,959,000	1,958,961
0.12%, 6/5/2014	14,240,000	14,236,915
PSP Capital, Inc., 0.13%, 6/10/2014	15,192,000	15,188,160
Queensland Treasury Corp., 0.15%, 7/30/2014	4,000,000	3,998,000
Skandinaviska Enskilda Banken AB, 0.28%, 5/8/2014	48,500,000	48,486,043
Standard Chartered Bank:
0.27%, 5/19/2014	260,760,000	260,666,126
0.27%, 8/4/2014	60,000,000	59,943,750
0.29%, 5/1/2014	190,000,000	189,954,083
Svenska Handelsbanken AB, 0.18%, 4/22/2014	300,000	299,968
Swedbank AB:
0.24%, 5/8/2014	50,700,000	50,687,494
0.245%, 9/8/2014	73,271,000	73,191,216
0.255%, 5/6/2014	200,000,000	199,950,417
0.255%, 5/7/2014	25,000,000	24,993,625
UnitedHealth Group, Inc., 144A, 0.15%, 4/4/2014	7,269,000	7,268,909
Victory Receivables Corp.:
144A, 0.14%, 4/22/2014	25,000,000	24,997,958
144A, 0.15%, 4/10/2014	42,123,000	42,121,420
Working Capital Management Co.:
144A, 0.13%, 4/9/2014	29,000,000	28,999,162
144A, 0.16%, 4/7/2014	16,088,000	16,087,571
144A, 0.18%, 5/12/2014	43,000,000	42,991,185

		5,851,508,437
Issued at Par * 10.5%
ASB Finance Ltd., 144A, 0.246%, 6/11/2014	53,000,000	53,000,000
Atlantic Asset Securitization LLC:
144A, 0.174%, 7/9/2014	50,000,000	49,998,633
144A, 0.185%, 8/7/2014	100,000,000	100,000,000
Australia & New Zealand Banking Group Ltd., 144A, 0.145%, 4/7/2014	72,000,000	71,999,402
Bank of Montreal:
0.185%, 8/14/2014	150,000,000	149,997,406
0.225%, 9/5/2014	49,000,000	49,005,828
Bank of Nova Scotia, 0.26%, 1/13/2015	102,000,000	102,000,000
Barton Capital LLC, 144A, 0.186%, 11/18/2014	26,037,000	26,036,311
BNZ International Funding Ltd., 144A, 0.256%, 2/2/2015	50,000,000	50,000,000
Caisse Centrale Desjardins, 144A, 0.238%, 1/26/2015	100,000,000	99,991,758
DNB Bank ASA, 0.196%, 8/11/2014	35,000,000	35,000,000
Fairway Finance LLC, 144A, 0.186%, 6/6/2014	25,000,000	25,000,000
Kells Funding LLC:
144A, 0.231%, 2/5/2015	65,000,000	65,004,755
144A, 0.233%, 11/17/2014	48,800,000	48,799,838
144A, 0.235%, 10/10/2014	75,000,000	75,000,000
144A, 0.238%, 10/22/2014	198,500,000	198,487,237
144A, 0.238%, 1/27/2015	110,000,000	109,995,270
144A, 0.246%, 2/13/2015	26,000,000	26,002,028
Natixis, 0.224%, 3/3/2015	150,000,000	150,000,000
Nederlandse Waterschapsbank NV:
144A, 0.205%, 8/13/2014	150,000,000	150,000,000
144A, 0.235%, 11/3/2014	100,000,000	100,000,000
144A, 0.275%, 8/15/2014	67,200,000	67,200,000
Old Line Funding LLC, 144A, 0.214%, 12/5/2014	4,000,000	4,000,000
PNC Bank NA:
0.27%, 9/5/2014	35,000,000	35,000,000
0.28%, 10/8/2014	20,000,000	20,000,000
Royal Bank of Canada, 0.235%, 2/12/2015	100,000,000	100,000,000
Versailles Commercial Paper LLC, 144A, 0.215%, 7/16/2014	33,000,000	33,000,000
Westpac Banking Corp., 0.28%, 4/15/2014	20,000,000	20,001,006

		2,014,519,472

Total Commercial Paper (Cost $7,866,027,909)		7,866,027,909
Government & Agency Obligations 3.6%
Other Government Related (a) 0.7%
European Investment Bank, 3.0%, 4/8/2014	61,700,000	61,732,242
International Bank for Reconstruction & Development, 0.15% *, 7/23/2014	61,600,000	61,601,651

		123,333,893
U.S. Government Sponsored Agencies 1.4%
Federal Farm Credit Bank, 0.135%, 3/3/2016	35,000,000	35,000,000
Federal Home Loan Bank:
0.06% **, 4/1/2014	25,000,000	25,000,000
0.125%, 6/18/2014	12,100,000	12,098,694
0.14%, 5/22/2014	18,000,000	17,999,697
Federal Home Loan Mortgage Corp.:
0.07% **, 8/8/2014	50,000,000	49,987,458
0.078% **, 4/24/2014	47,500,000	47,497,572
0.089% **, 5/22/2014	15,000,000	14,998,088
0.095% **, 10/2/2014	29,000,000	28,985,919
0.1% **, 9/5/2014	25,000,000	24,989,097
0.1% **, 10/28/2014	15,000,000	14,991,251

		271,547,776
U.S. Treasury Obligations 1.5%
U.S. Treasury Bills:
0.009% **, 5/22/2014	3,400,000	3,399,567
0.07% **, 8/21/2014	7,000,000	6,998,067
0.108% **, 4/3/2014	2,638,000	2,637,984
U.S. Treasury Notes:
0.095%, 1/31/2016	177,000,000	176,998,607
0.25%, 9/15/2014	25,000,000	25,018,121
2.125%, 11/30/2014	15,000,000	15,196,085
2.625%, 7/31/2014	20,200,000	20,365,237
4.25%, 8/15/2014	35,000,000	35,547,366

		286,161,034

Total Government & Agency Obligations (Cost $681,042,703)		681,042,703
Short-Term Notes * 11.3%
Australia & New Zealand Banking Group Ltd., 144A, 0.296%, 1/16/2015	120,700,000	120,700,000
Bank of Nova Scotia:
0.24%, 4/9/2014	200,000,000	200,000,000
0.26%, 9/3/2014	62,000,000	62,000,000
0.294%, 7/24/2014	85,000,000	85,000,000
Canadian Imperial Bank of Commerce, 0.28%, 4/18/2019	176,750,000	176,750,000
Commonwealth Bank of Australia:
144A, 0.24%, 6/11/2014	165,000,000	165,000,000
144A, 0.516%, 1/29/2015	29,450,000	29,516,751
JPMorgan Chase Bank NA, 0.346%, 4/22/2019	164,250,000	164,250,000
National Australia Bank Ltd., 144A, 0.961%, 4/11/2014	28,765,000	28,770,582
Rabobank Nederland NV:
0.172%, 4/30/2014	50,000,000	50,000,000
0.225%, 6/12/2014	151,500,000	151,500,000
0.271%, 5/8/2014	85,000,000	85,000,000
0.286%, 12/1/2014	190,500,000	190,500,000
Royal Bank of Canada:
0.25%, 12/11/2014	83,000,000	83,000,000
0.28%, 4/17/2014	28,500,000	28,500,000
0.28%, 6/17/2014	53,500,000	53,500,000
Svensk Exportkredit AB, 144A, 0.17%, 6/17/2014	66,600,000	66,600,000
Svenska Handelsbanken AB, 144A, 0.326%, 10/3/2014	168,000,000	168,000,000
Wells Fargo Bank NA:
0.23%, 11/24/2014	17,810,000	17,810,000
0.25%, 12/10/2014	125,000,000	125,000,000
Westpac Banking Corp.:
0.244%, 5/9/2014	107,500,000	107,500,000
0.28%, 4/28/2014	15,000,000	15,000,000

Total Short-Term Notes (Cost $2,173,897,333)		2,173,897,333
Time Deposits 10.5%
Australia & New Zealand Banking Group Ltd., 0.11%, 4/1/2014	500,000,000	500,000,000
Credit Agricole Corporate & Investment Bank, 0.04%, 4/1/2014	500,984,000	500,984,000
National Australia Bank Ltd., 0.04%, 4/1/2014	32,275,000	32,275,000
Skandinaviska Enskilda Banken AB, 0.05%, 4/1/2014	250,000,000	250,000,000
Standard Chartered Bank, 0.03%, 4/1/2014	324,000,000	324,000,000
Swedbank AB, 0.02%, 4/1/2014	400,000,000	400,000,000

Total Time Deposits (Cost $2,007,259,000)		2,007,259,000
Municipal Investments 3.2%
BlackRock MuniHoldings New Jersey Quality Fund, Inc., Series W-7-1727, 144A, AMT, 0.26% ***, 7/1/2041, LIQ: Bank of America NA	30,000,000	30,000,000
BlackRock MuniHoldings New York Quality Fund, Inc., Series W-7-2436, 144A, AMT, 0.26% ***, 7/1/2041, LIQ: Bank of America NA	40,000,000	40,000,000
BlackRock MuniYield Fund, Inc., Series W-7-2514, 144A, AMT, 0.26% ***, 7/1/2041, LIQ: Bank of America NA	25,000,000	25,000,000
California, State General Obligation, Series 11B5, TECP, 0.17%, 4/4/2014, LOC: U.S. Bank NA	15,600,000	15,600,000
Chicago, IL, General Obligation, TECP, 0.15%, 4/3/2014	53,300,000	53,299,556
Colorado, RBC Municipal Products, Inc. Trust, Series E-25, 144A, AMT, 0.09% ***, 8/29/2014, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	22,000,000	22,000,000
Hawaii, Wells Fargo Stage Trust, Series 54C, 144A, 0.13% ***, 4/1/2029, GTY: Freddie Mac, LIQ: Wells Fargo Bank NA	9,235,000	9,235,000
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance, Series B, 0.13% ***, 8/15/2043, LOC: U.S. Bank NA	11,075,000	11,075,000
Kentucky, State Housing Corp. Revenue, Series O, 0.13% ***, 1/1/2036, SPA: State Street Bank & Trust Co.	15,520,000	15,520,000
Michigan, Finance Authority, School Loan:
Series B, 0.12% ***, 9/1/2050, LOC: PNC Bank NA	25,000,000	25,000,000
Series C, 0.12% ***, 9/1/2050, LOC: Bank of Montreal	21,000,000	21,000,000
Michigan, RBC Municipal Products, Inc. Trust:
Series L-27, 144A, AMT, 0.1% ***, 3/1/2031, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	19,245,000	19,245,000
Series L-25, 144A, AMT, 0.1% ***, 9/1/2033, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	66,745,000	66,745,000
Minnesota, State Office of Higher Education Revenue, Supplementary Student, Series A, 0.11% ***, 12/1/2043, LOC: U.S. Bank NA	11,500,000	11,500,000
New Hampshire, State Health & Education Facilities Authority Revenue, Higher Education Loan Corp., Series A, 0.1% ***, 12/1/2032, LOC: Royal Bank of Canada	16,199,000	16,199,000
New Jersey, RIB Floater Trust, Series 14WE, 144A, 0.11% ***, 7/3/2017, LIQ: Barclays Bank PLC , LOC: Barclays Bank PLC	22,000,000	22,000,000
New Jersey, State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series C, 0.12% ***, 11/1/2039, LOC: Bank of America NA	9,930,000	9,930,000
New York, State Housing Finance Agency Revenue, 88 Leonard Street, Series A, 144A, 0.12% ***, 11/1/2037, LOC: Landesbank Hessen-Thuringen	11,750,000	11,750,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series TR-T30001-I, 144A, 0.13% ***, 6/15/2044, LIQ: Citibank NA	8,000,000	8,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution, Fiscal 2014, Series AA-1, 0.07% ***, 6/15/2050, SPA: JPMorgan Chase Bank NA	33,000,000	33,000,000
Nuveen Select Quality Municipal Fund, Inc., Series 1-2525, 144A, AMT, 0.15% ***, 5/1/2041, LIQ: Barclays Bank PLC	40,000,000	40,000,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.09% ***, 9/1/2036, SPA: State Street Bank & Trust Co.	100,000	100,000
Ohio, University Hospitals Health System, Inc., Hospital Revenue, Series C, 0.12% ***, 1/15/2050, LOC: Barclays Bank PLC	25,000,000	25,000,000
Vermont, Economic Development Authority, Series A, TECP, 0.2%, 5/9/2014, LOC: JP Morgan Chase Bank NA	33,750,000	33,750,000
Virginia, Capital Beltway Funding Corp., Toll Revenue, Series D, 0.04% ***, 12/31/2047, LOC: Bank of Nova Scotia	50,000,000	50,000,000

Total Municipal Bonds and Notes (Cost $614,948,556)		614,948,556
Repurchase Agreements 14.7%
BNP Paribas, 0.23%, dated 1/9/2014, to be repurchased at $200,481,722 on 1/21/2015 (b)	200,000,000	200,000,000
Federal Reserve Bank of New York, 0.05%, dated 3/31/2014, to be repurchased at $1,500,002,083 on 4/1/2014 (c)	1,500,000,000	1,500,000,000
JPMorgan Securities, Inc., 0.36%, dated 3/18/2014, to be repurchased at $350,203,000 on 5/15/2014 (d)	350,000,000	350,000,000
JPMorgan Securities, Inc., 0.39%, dated 2/13/2014, to be repurchased at $150,593,125 on 2/13/2015 (e)	150,000,000	150,000,000
The Toronto-Dominion Bank, 0.07%, dated 3/31/2014, to be repurchased at $210,000,408 on 4/1/2014 (f)	210,000,000	210,000,000
Wells Fargo Securities LLC, 0.38%, dated 2/7/2014, to be repurchased at $206,195,700 on 5/8/2014 (g)	206,000,000	206,000,000
Wells Fargo Securities LLC, 0.38%, dated 3/7/2014, to be repurchased at $200,190,000 on 6/5/2014 (h)	200,000,000	200,000,000

Total Repurchase Agreements (Cost $2,816,000,000)		2,816,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $18,256,211,560) †	95.2	18,256,211,560
Other Assets and Liabilities, Net	4.8	911,356,639

Net Assets	100.0	19,167,568,199

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2014.

**	Annualized yield at time of purchase; not a coupon rate.
***
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of March 31, 2014.

†	The cost for federal income tax purposes was $18,256,211,560.
(a)	Government-backed debt issued by financial companies or government sponsored enterprises.
(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
17,175,000	ABN AMRO Bank NV	4.25	2/2/2017	18,569,185
572,015	Ally Auto Receivables Trust	0.57	8/20/2015	572,315
20,000,000	American Express Issuance Trust II	0.585	8/15/2019	20,085,976
8,455,000	Anheuser-Busch InBev Worldwide, Inc.	8.2	1/15/2039	13,008,872
4,259,360	Australia & New Zealand Banking Group Ltd.	3.7	1/13/2015	4,401,736
4,535,000	Boeing Co.	3.5	2/15/2015	4,675,822
4,959,000	Caterpillar, Inc.	3.803	8/15/2042	4,404,234
9,736,572	CIFC Funding Ltd.	1.586	10/24/2025	9,811,208
17,200,000	Corp. Andina de Fomento	4.375	6/15/2022	17,938,774
436,000	Discover Card Execution Note Trust	0.585	7/15/2021	437,162
2,252,990	GlaxoSmithKline Capital, Inc.	4.375	4/15/2014	2,301,640
35,000,000	ING Investment Management CLO II Ltd.	0.578	8/1/2020	34,077,070
784,687	Korea National Oil Corp.	2.75	1/23/2019	795,880
10,000,000	Philip Morris International, Inc.	3.875	8/21/2042	8,844,456
3,828,530	Procter & Gamble Co.	4.7	2/15/2019	4,317,837
35,000,000	SLM Student Loan Trust	0.379	10/27/2031	33,717,112
10,891,911	The Toronto-Dominion Bank	0.875	9/12/2014	10,923,968
11,455,384	Toyota Motor Credit Corp.	1.0	2/17/2015	11,541,554
2,280,000	Union Bank NA	2.125	6/16/2017	2,334,350
2,000,000	United Technologies Corp.	3.1	6/1/2022	2,016,067
4,000,000	Wal-Mart Stores, Inc.	6.5	8/15/2037	5,224,782
Total Collateral Value				210,000,000

(c)	Collateralized by $1,533,282,300 U.S. Treasury Note, 2.0%, maturing on 11/15/2021 with a value of $1,500,002,120.

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
410,813	Access Group, Inc.	0.639-0.836	7/25/2034-2/22/2044	383,779
11,313,000	Asset Backed Securities Corp. Home Equity Loan Trust	0.784	5/25/2035	10,565,192
6,000,000	Babson CLO Ltd.	0.917	7/18/2018	5,791,928
15,151	Chase Funding Trust	0.734	11/25/2034	14,106
50,000	Chase Issuance Trust	0.54	10/16/2017	49,995
1,925,262	Citigroup Mortgage Loan Trust, Inc.	0.799	8/25/2035	1,895,006
71,275,000	College Loan Corp Trust I	Zero Coupon-5.448	3/1/2042-1/25/2047	43,947,837
291,422,287	Commercial Mortgage Trust	0.148	12/10/2049	2,752,787
3,994,252	Conseco Finance Home Equity Loan Trust	8.0	6/15/2032	4,361,081
1,590,052	Conseco Financial Corp.	7.85	8/15/2025	1,605,491
84,257,457	CWHEQ Revolving Home Equity Loan Trust	0.292-0.302	7/15/2036-2/15/2037	74,836,767
8,714,457	Equity One Mortgage Pass-Through Trust	0.754	9/25/2033	8,309,648
5,535,504	FBR Securitization Trust	0.633	6/28/2035	5,000,364
18,633,477	Goal Capital Funding Trust	0.633-0.685	6/25/2042-8/25/2042	16,968,605
1,786,841	GSAMP Trust	1.054	10/25/2034	1,576,548
8,178,949	Home Equity Mortgage Loan Asset-Backed Trust	0.314	7/25/2037	7,247,765
464,071,410	JP Morgan Chase Commercial Mortgage Securities Trust	0.184	12/12/2044	739,178
1,572,031	Lehman XS Trust	0.554	10/25/2035	1,461,651
9,731,872	Mastr Asset Backed Securities Trust	0.454	5/25/2037	8,537,896
6,006,207	Merrill Lynch Mortgage Investors Trust	0.354	8/25/2036	5,837,488
12,935,618	Morgan Stanley Capital I Trust	1.211-4.84	12/13/2041-6/15/2044	2,535,429
1,000,000	Nelnet Student Loan Trust	1.654	3/25/2048	924,227
367,796	Option One Mortgage Loan Trust	0.634	5/25/2034	339,957
21,420,000	Santander Drive Auto Receivables Trust	1.94-2.94	12/15/2017-3/15/2019	21,651,856
140,000	SLC Private Student Loan Trust	0.676	7/15/2036	119,172
89,127,162	SLM Private Credit Student Loan Trust	0.533-0.633	3/15/2024-12/15/2039	79,192,869
2,000,000	SLM Private Education Loan Trust	3.0	5/16/2044	1,913,358
5,139,038	SLM Student Loan Trust	0.319-0.739	1/25/2021-4/25/2023	5,131,527
16,424,000	Soundview Home Loan Trust	7.0	2/25/2038	13,774,562
34,571,139	U.S. Education Loan Trust IV LLC	Zero Coupon	9/1/2047	36,363,797
Total Collateral Value				363,829,866

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
18,045,694	Best Buy Co., Inc.	5.0	8/1/2018	18,885,319
5,345,648	CenterPoint Energy Resources Corp.	6.625	11/1/2037	7,012,701
2,041,894	Goal Capital Funding Trust	0.633	6/25/2042	2,012,388
3,044,000	Jabil Circuit, Inc.	5.625-8.25	7/15/2016-12/15/2020	3,327,340
2,293,000	JPMorgan Chase & Co.	0.231-7.9	7/2/2014-7/20/2014	2,422,918
4,560,902	KeyCorp	2.3	12/13/2018	4,587,003
35,000,000	KeyCorp Student Loan Trust	0.544	9/27/2035	33,739,069
850,000	Mattel, Inc.	6.2	10/1/2040	980,105
4,073,000	MBIA, Inc.	6.625	10/1/2028	4,391,203
2,795,000	MetLife Capital Trust X	9.25	4/8/2038	3,784,974
10,950,000	Nelnet Education Loan Funding, Inc.	1.2	2/25/2039	10,535,193
18,465,465	Ohio Edison Co.	8.25	10/15/2038	28,381,544
28,150,000	SLM Private Credit Student Loan Trust	0.503-0.633	6/15/2033-12/15/2039	25,936,140
8,393,000	State Street Capital Trust	0.796-1.233	5/15/2028-6/15/2037	6,940,964
2,215,031	Teva Pharmaceutical Finance IV BV	3.65	11/10/2021	2,259,342
Total Collateral Value				155,196,203

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,099,712	Aflac, Inc.	6.45	8/15/2040	2,621,598
329,532	Apple	3.85	5/4/2043	298,259
2,895,408	Archer-Daniels-Midland Co.	5.765	3/1/2041	3,467,958
107,948	Australia & New Zealand Banking Group Ltd.	1.0	10/06/2015	109,142
5,625,000	Bank of Nova Scotia	1.65-2.15	10/29/2015-8/3/2016	5,770,094
245,814	Barclays Bank PLC	2.5	9/21/2015	252,573
11,000,000	BlackRock, Inc.	4.25	5/24/2021	12,115,324
2,279,105	Canadian Imperial Bank of Commerce	2.6-2.75	7/2/2015-1/27/2016	2,361,721
1,000,000	Citigroup, Inc.	3.5	5/15/2023	956,122
4,681,747	Coca-Cola Co.	1.5	11/15/2015	4,782,623
9,235,884	Commonwealth Bank of Australia	0.75	1/15/2016	9,256,049
1,000,000	DIRECTV Holdings LLC	4.45	4/1/2024	1,002,790
3,000,000	DNB Boligkreditt AS	2.9	3/29/2016	3,167,488
10,000,000	EMC Corp.	1.875	6/1/2018	10,005,600
5,757,028	General Electric Capital Corp.	6.15	8/7/2037	7,051,928
6,899,829	Georgia Power Co.	5.7	6/1/2017	7,937,080
200,000	Hartford Financial Services Group, Inc.	6.1	10/1/2041	248,062
1,950,000	Hospitality Properties Trust	4.65	3/15/2024	1,945,250
6,352,149	HSBC Bank PLC	3.1	5/24/2016	6,718,580
33,942	International Business Machines Corp.	0.75	5/11/2015	34,190
20,000,000	Johnson & Johnson	2.15-4.95	5/15/2016-5/15/2033	22,398,511
75,000	JPMorgan Chase & Co.	5.4	1/6/2042	83,939
10,000,000	Loews Corp.	2.625	5/15/2023	9,279,367
20,609,887	McDonald's Corp.	2.625-5.35	3/15/2017-1/15/2022	21,964,313
777,387	McKesson Corp.	4.883	3/15/2044	792,343
10,060,000	National Australia Bank Ltd.	1.25-2.0	6/20/2017-2/22/2019	9,997,870
602,896	Novartis Capital Corp.	2.9	4/24/2015	627,179
8,159,574	Novartis Securities Investment Ltd.	5.125	2/10/2019	9,328,926
5,877,816	Oracle Corp.	1.2	10/15/2017	5,858,204
9,895,481	PepsiCo, Inc.	4.5	1/15/2020	10,955,188
1,237	Philip Morris International, Inc.	2.9	11/15/2021	1,235
950,000	Pitney Bowes, Inc.	4.625	3/15/2024	946,430
270,621	Qwest Corp.	7.2	11/10/2026	280,179
2,340,616	Royal Bank of Canada	1.2	9/19/2017	2,320,416
9,000,000	Sysco Corp.	5.375	9/21/2035	10,039,168
3,000,000	The Toronto Dominion Holdings(U.S.A.), Inc.	Zero Coupon	7/5/50214	2,999,701
560,000	The Toronto-Dominion Bank	1.625	9/14/2016	570,846
100,000	The Travelers Companies, Inc.	5.35	11/1/2040	115,520
10,000,000	UBS AG	4.875	8/4/2020	11,122,788
5,056,000	Verizon Communications, Inc.	2.55-5.15	9/14/2018-3/15/2024	5,287,712
370,032	Wells Fargo & Co.	7.98	-	421,761
226,378	Wells Fargo Bank NA	4.75	2/9/2015	236,398
11,178,880	Westpac Banking Corp.	1.375-1.85	7/17/2015-11/26/2018	11,177,852
Total Collateral Value				216,908,277

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
5,000,000	AIA Group Ltd.	4.875	3/11/2044	5,105,842
659,000	Allstate Corp.	4.5	6/15/2043	675,370
14,968,361	Ally Auto Receivables Trust	0.54-0.72	5/20/2016-5/15/2017	14,990,230
357,000	American Express Centurion Bank	6.0	9/13/2017	410,439
2,392,809	Aon PLC	4.45	5/24/2043	2,321,763
200,000	Banco Bradesco SA	4.125	5/16/2016	212,344
708,000	Banco Santander Brasil SA	4.625	2/13/2017	750,421
5,932,491	Bank of America Corp.	6.5-10.2	6/15/2015-10/14/2016	6,695,591
225,000	Bank of America NA	5.3-601	3/15/2017-6/15/2017	251,416
25,000	Bank of Nova Scotia	4.375	1/13/2021	27,747
1,147,129	Barclays Bank PLC	2.75	2/23/2015	1,172,943
195,926	BP AMI Leasing, Inc.	5.523	5/8/2019	226,727
258,000	Braskem Finance Ltd.	7.25	6/5/2018	297,890
253,820	CarMax Auto Owner Trust	0.89	9/15/2016	275,788
301,000	Caterpillar Financial Services Corp.	1.65	4/1/2014	303,483
664,000	CF Industries, Inc.	5.15	3/15/2034	684,225
10,000,000	Chase Issuance Trust	0.582	9/15/2020	10,024,855
5,000,000	Corning, Inc.	5.75	8/15/2040	5,834,936
5,000,000	Credit Acceptance Auto Loan Trust	1.5	4/15/2021	5,019,133
524,253	Credit Suisse	4.375-5.4	1/14/2020-8/5/2020	582,620
20,998	Danaher Corp.	1.3	6/23/2014	21,121
748,000	DIRECTV Holdings LLC	3.55	3/15/2015	769,862
9,468,222	Export-Import Bank of Korea	5.125	6/29/2020	10,696,224
25,224,265	FHLMC Multifamily Structured Pass Through Certificates	1.655-3.989	6/25/2021-6/25/2041	8,443,044
2,136,848	Fifth Third Bank	4.75	2/1/2015	2,225,947
4,275,000	Freddie Mac Structured Agency Credit Risk Debt Notes	2.354	2/25/2024	4,361,425
33,068,094	FREMF Mortgage Trust	4.265-5.239	9/25/2043-1/25/2045	35,201,158
607	General Electric Capital Corp.	4.5	10/15/2025	641
36,000	The Goldman Sachs Group, Inc.	4.25-4.5	12/15/2014-5/15/2015	37,251
500,000	GTL Trade Finance, Inc.	7.25	10/20/2017	577,462
187,000	Guardian Life Insurance Co. of America	7.375	9/30/2039	255,409
1,467,663	Hertz Vehicle Financing LLC	5.29	3/25/2016	1,521,517
5,138,186	HSBC Finance Corp.	5.0	6/30/2015	5,460,961
200,000	Itau Unibanco Holding SA	5.125	5/13/2023	196,929
25,000	Jefferies Group LLC	5.875	6/8/2014	25,714
307,000	John Deere Capital Corp.	1.25-2.75	12/2/2014-3/15/2022	306,739
100,000	JPMorgan Chase & Co.	5.5	10/15/2040	114,291
1,294	Kimberly-Clark Corp.	5.3	3/1/2041	1,485
475,000	Kimco Realty Corp.	5.584	11/23/2015	522,956
184,000	Korea Electric Power Corp.	5.5	7/21/2014	188,568
23,635	Lorillard Tobacco Co.	8.125	5/1/2040	31,244
2,021,493	Manufacturers & Traders Trust Co.	0.611	1/30/2017	2,024,455
50,000	Medco Health Solutions, Inc.	7.125	3/15/2018	59,186
245,000	Merck Sharp & Dohme Corp.	5.95	12/1/2028	300,582
4,905,143	MetLife, Inc.	6.5	12/15/2032	6,216,969
2,543,000	Microsoft Corp.	5.3	2/8/2041	2,904,418
479,460	Morgan Stanley	3.8-5.375	10/15/2015-4/29/2016	522,007
4,893,564	National Rural Utilities Cooperative Finance Corp.	3.4	11/15/2023	4,924,486
65,000	NBCUniversal Media LLC	2.1	4/1/2014	65,683
5,743,917	Nissan Auto Receivables Owner Trust	0.5	5/15/2017	5,749,042
2,897,244	Northern States Power Co.	7.125	7/1/2025	3,866,872
2,246,996	Northwestern Mutual Life Insurance Co.	6.063	3/30/2040	2,775,598
20,000	NVR, Inc.	3.95	9/15/2022	19,919
50,000	Odebrecht Finance Ltd.	7.125	6/26/2042	49,628
50,000	PACCAR Financial Corp.	0.7	11/16/2015	50,249
1,345,893	Pacific Gas & Electric Co.	5.125	11/15/2043	1,463,750
17,952,660	Plains All American Pipeline LP	5.0-5.75	1/15/2020-2/1/2021	20,716,648
4,652,000	Plains Exploration & Production Co.	6.625	5/1/2021	5,233,985
436,683	PNC Bank NA	1.15	11/1/2016	440,132
5,350,000	PPL Electric Utilities Corp.	3.0	9/15/2021	5,388,538
10,238,000	Principal Financial Group, Inc.	3.3	9/15/2022	9,971,164
387,792	Prudential Financial, Inc.	6.625	12/1/2037	495,231
130,000	Regency Centers LP	6.0	6/15/2020	150,130
1,065,000	Rowan Companies, Inc.	5.85	1/15/2044	1,097,834
77,000	Royal Bank of Scotland Group PLC	4.75-5.0	12/15/2014-2/15/2017	80,608
10,000	Royal Bank of Scotland PLC	4.0	3/15/2016	10,516
146,000	Ryder System, Inc.	2.35-3.15	3/2/2015-2/26/2019	145,139
500,000	San Diego Gas & Electric Co.	5.35	5/15/2035	590,961
3,422,570	Southern California Edison Co.	4.05-4.65	3/15/2042-10/1/2043	3,447,637
75,000	Southern Co.	2.375	9/15/2015	76,854
53,031	Syngenta Finance NV	4.375	3/2/2042	52,597
579,000	Talisman Energy, Inc.	7.75	6/1/2019	714,476
311,480	Tucson Electric Power Co.	5.0	3/15/2044	308,162
2,206,123	Verizon Communications, Inc.	6.25	4/1/2037	2,639,935
130,000	Vesey Street Investment Trust I	4.404	9/1/2016	139,958
212,000	Virginia Electric and Power Co.	8.875	11/15/2038	351,428
27,000	Wachovia Corp.	7.5	4/15/2035	36,073
51,000	Westpac Banking Corp.	2.25	2/15/2016	52,168
2,197,062	Williams Partners LP	5.8	11/15/2043	2,419,187
40,000	Wyeth LLC	5.95	4/1/2037	49,717
925,953	XLIT Ltd.	5.75	10/1/2021	1,094,736
Total Collateral Value				213,520,369

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,277,000	Adobe Systems, Inc.	3.25	2/1/2015	3,366,189
5,763,958	Aflac, Inc.	6.45-6.9	12/17/2039-8/15/2040	7,368,055
5,296,000	Allstate Corp.	4.5-5.95	4/1/2036-6/15/2043	5,924,856
4,512,111	Alltel Corp.	7.875	7/1/2032	6,181,807
1,546,615	American Honda Finance Corp.	1.45	2/27/2015	1,564,277
7,940,000	Amphenol Corp.	2.55	1/30/2019	7,915,545
6,973,000	Aon Corp.	6.25	9/30/2040	8,733,284
6,797,851	Bank of America Corp.	1.35-6.5	7/15/2014-2/15/2038	7,129,037
386,000	Bank of New York Mellon Corp.	1.969	6/20/2017	395,524
809,550	Barclays Bank PLC	2.75	2/23/2015	827,767
2,676,753	BG Energy Capital PLC	4.0	10/15/2021	2,828,162
433,201	Boston Properties LP	3.7	11/15/2018	464,928
99,225	Cisco Systems, Inc.	5.5	1/15/2040	114,453
5,339,000	Citigroup, Inc.	5.875	2/30/2042	6,197,110
1,718,000	Cleveland Electric Illuminating Co.	5.5	8/15/2024	1,952,933
1,875,000	Commonwealth Edison Co.	4.7	1/15/2044	1,987,808
3,486,000	DCP Midstream LLC	8.125	8/16/2030	4,461,509
2,197,787	Diamond Offshore Drilling, Inc.	4.875	11/1/2043	2,192,800
17,206,907	DIRECTV Holdings LLC	3.5-5.0	3/1/2016-3/1/2021	18,327,065
2,745,000	DTE Electric Co.	3.95	6/15/2042	2,612,747
3,254,000	Duke Energy Carolinas LLC	4.0-4.25	12/15/2041-9/30/2042	3,243,624
5,633,942	Enterprise Products Operating LLC	5.2	9/1/2020	6,317,978
5,990,000	Honda Auto Receivables Owner Trust	0.45	4/18/2016	5,993,124
16,436,533	Host Hotels & Resorts LP	5.25	3/15/2022	17,948,913
100,000	Kinder Morgan Energy Partners LP	5.0	8/15/2042	95,714
5,060,118	Lockheed Martin Corp.	2.125	9/15/2016	5,203,241
15,000	Loews Corp.	6.0	2/1/2035	17,528
465,000	Mercedes-Benz Master Owner Trust	0.79	11/15/2017	466,046
6,000,000	National Rural Utilities Cooperative Finance Corp.	3.4	11/15/2023	6,037,913
1,500,000	Nexen Energy ULC	6.4	5/15/2037	1,759,287
4,949,344	NiSource Finance Corp.	5.65	2/1/2045	5,382,494
513,708	Oncor Electric Delivery Co. LLC	7.0	5/1/2032	679,768
1,880,000	Pepco Holdings, Inc.	7.45	8/15/2032	2,366,449
45,000	Philip Morris International, Inc.	4.5	3/20/2042	44,228
4,155,265	Plains All American Pipeline LP	5.0	2/1/2021	4,650,296
4,477,912	Principal Financial Group, Inc.	4.625	9/15/2042	4,401,185
4,781,000	Progressive Corp.	6.25	12/1/2032	6,104,875
5,886,603	Prudential Financial, Inc.	5.625-6.625	6/21/2040-6/15/2043	6,747,514
3,496,896	Public Service Electric & Gas Co.	3.95	5/1/2042	3,362,155
1,807,411	Rowan Companies, Inc.	5.4-5.85	12/1/2042-1/15/2044	1,844,647
55,000	Royal Bank of Scotland Group PLC	4.25	2/15/2015	56,424
10,000	Royal Bank of Scotland PLC	3.125	5/15/2015	10,224
7,405,000	Schlumberger Investment SA	3.65	12/1/2023	7,600,965
5,664,784	Texas Eastern Transmission LP	2.8	10/15/2022	5,323,600
3,640,000	Transcontinental Gas Pipe Line Co. LLC	4.45	8/1/2042	3,449,943
1,213,520	Tucson Electric Power Co.	5.0	3/15/2044	1,200,592
610,135	Verizon Communications, Inc.	6.25	4/1/2037	730,112
2,078,787	Virginia Electric and Power Co.	4.65	8/15/2043	2,162,794
7,256,234	Wachovia Bank NA	0.618-5.85	11/3/2014-2/1/2037	8,588,350
10,000	Wachovia Corp.	5.75	2/1/2018	11,552
7,210,000	Wisconsin Public Service Corp.	3.671	12/1/2042	6,578,380
Total Collateral Value				208,925,771

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
LIQ: Liquidity Facility
LOC: Letter of Credit
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(i)	$—	$15,440,211,560	$—	$15,440,211,560
Repurchase Agreements	$—	2,816,000,000	$—	2,816,000,000
Total	$—	$18,256,211,560	$—	$18,256,211,560

There have been no transfers between fair value measurement levels during the period ended March 31, 2014.
(i)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Cash Management Portfolio

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 23, 2014